Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2013
Prospectus Date	rr_ProspectusDate	Nov. 29, 2013